Subordinated Debt Securities - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Jan. 01, 2017 ARS ($)
Disclosure of detailed information about borrowings [line items]
Face Value				$ 19,446,028	$ 11,618,302	$ 12,717,145
Rate		25.98%		25.98%
Carrying Amount				$ 9,767,874	$ 7,128,356	$ 7,490,444
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Jul. 19, 2016	Jul. 19, 2016	Jul. 19, 2016
Currency	US$		US$
Class No.	0	0	0	0	0	0
Face Value	$ 250,000,000	$ 250,000,000	$ 250,000,000
Term	120 months	120 months	120 months
Maturity Date	-	-	-
Issuance Authorized by the C.N.V.	Jun. 23, 2016	Jun. 23, 2016	Jun. 23, 2016
Carrying Amount				$ 9,767,874	$ 7,128,356	$ 7,490,444